Net fee and commission income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission income [abstract]
Banking, investment management and credit related fees and commissions	£ 8,622	£ 8,452	£ 8,340
Foreign exchange commission	129	118	130
Fee and commission income	8,751	8,570	8,470
Fee and commission expense	(1,937)	(1,802)	(1,611)
Net fee and commission income	6,814	6,768	6,859
Barclays Bank PLC [member]
Fee and commission income [abstract]
Banking, investment management and credit related fees and commissions	8,646	8,507	8,365
Foreign exchange commission	129	118	129
Fee and commission income	8,775	8,625	8,494
Fee and commission expense	(1,901)	(1,789)	(1,611)
Net fee and commission income	£ 6,874	£ 6,836	£ 6,883